Related Party Transactions (Details) $ in Thousands						1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2017	Dec. 21, 2012	Dec. 21, 2012	Jan. 21, 2012	Jan. 02, 2012 item	May 31, 2017	Jul. 31, 2016	May 31, 2012	Mar. 31, 2013 item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2009 item	Dec. 31, 2008 item
Related Party Transaction [Line Items]
Net book value of asset | $										$ 5,785
EchoStar XVI
Related Party Transaction [Line Items]
Agreement Renewal Option Term			5 years	5 years
TT&C Agreement
Related Party Transaction [Line Items]
Purchase of renewal of agreement					1 year
Number of automatic renewal period					4
EchoStar
Related Party Transaction [Line Items]
Satellite and transmission expenses | $										2,000	$ 198,000	$ 309,000
EchoStar | EchoStar XVI
Related Party Transaction [Line Items]
Agreement term from commencement of service date		4 years	4 years
Agreement Renewal Option Term							1 year
Additional term of renewal option	5 years	5 years	5 years			5 years	1 year
EchoStar | Telesat Transponder Agreement
Related Party Transaction [Line Items]
Agreement term													15 years
Agreement term with third party													15 years
Number of DBS transponders available to receive services													32
EchoStar | DISH Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement term													10 years
Number of DBS transponders currently used													32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transaction [Line Items]
Agreement term with third party														10 years
Number of DBS transponders available to receive services														32
Number of DBS transponders currently used														24
Number of transponders subleased									5
EchoStar | 103 degree orbital location
Related Party Transaction [Line Items]
Agreement term								10 years
EchoStar | TT&C Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.					12 months
Number of automatic renewal period					4
Dish Network
Related Party Transaction [Line Items]
Satellite and transmission expenses | $										$ 224,000	$ 93,000	$ 67,000